Financial Instruments and Risk Management - Interest Rate Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 06, 2021	Dec. 05, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Fair value gain/(loss)		$ 5,200,000
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Reasonably possible change in risk variable, impact on interest expense	$ 6,100,000
Reasonably possible change in risk variable, unhedged items, impact on interest expense	2,800,000
Fair value gain/(loss)	13,200,000	18,700,000
Reasonably possible change in risk variable, increase, impact on unrealized gain (loss)	5,800,000
Reasonably possible change in risk variable, decrease, impact on unrealized gain (loss)	$ 5,700,000
Reasonably possible change in risk variable, percentage	1.00%
Credit Facility
Disclosure of detailed information about hedging instruments [line items]
Borrowings	$ 608,900,000	627,200,000
Revolving Credit Facility
Disclosure of detailed information about hedging instruments [line items]
Borrowings	0	0
Initial Term Loan
Disclosure of detailed information about hedging instruments [line items]
Borrowings	280,400,000	280,400,000		$ 350,000,000.0
Unhedged borrowings	180,400,000	180,400,000
Initial Term Loan | Interest rate swaps | Initial Swaps
Disclosure of detailed information about hedging instruments [line items]
Hedged item, liabilities	100,000,000.0
Initial Term Loan | Interest rate swaps | First Extended Initial Swaps
Disclosure of detailed information about hedging instruments [line items]
Hedged item, liabilities	100,000,000.0
Second Incremental Term Loan
Disclosure of detailed information about hedging instruments [line items]
Borrowings				$ 365,000,000.0
Second Incremental Term Loan | Interest rate swaps | First Extended Initial Swaps
Disclosure of detailed information about hedging instruments [line items]
Hedged item, liabilities	100,000,000.0
Second Incremental Term Loan | Interest rate swaps | Additional Incremental Swaps
Disclosure of detailed information about hedging instruments [line items]
Hedged item, liabilities	130,000,000.0
Second Incremental Term Loan | Interest rate swaps | Incremental Swaps
Disclosure of detailed information about hedging instruments [line items]
Hedged item, subject to cancellation	50,000,000.0
Term Loans
Disclosure of detailed information about hedging instruments [line items]
Borrowings	608,900,000	627,200,000	$ 660,400,000			$ 470,400,000
Unhedged borrowings	278,900,000	297,200,000
Term Loans | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Hedged item, liabilities	330,000,000.0
Incremental Term Loan
Disclosure of detailed information about hedging instruments [line items]
Borrowings	328,500,000	346,800,000			$ 250,000,000.0
Unhedged borrowings	$ 98,500,000	$ 116,800,000